Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Text Block [Abstract]
Significant Accounting Policies [Text Block]
Note B — Summary of Significant Accounting Policies
Basis of Accounting
The consolidated financial statements of the Company are prepared on the accrual basis of accounting and in accordance with principles generally accepted in the United States of America (“GAAP”) for interim financial information as contained in the FASB ASC, and in conjunction with rules and regulations of the SEC. Certain information and footnote disclosures required for annual financial statements have been condensed or excluded pursuant to SEC rules and regulations. Accordingly, the consolidated financial statements do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all normal recurring adjustments considered necessary to give a fair presentation of operating results for the periods presented have been included. Certain prior period amounts have been reclassified to conform to the current period presentation. Operating results for the three and six months ended June 30, 2023, are not necessarily indicative of the results that may be expected for the year ending December 31, 2023. There were no significant changes to our significant accounting policies during the six months ended June 30,
2023. For a full summary of our accounting policies, refer to our 2022 Annual Report on Form
10-K
as originally filed with the SEC on March 22,
2023.

Going Concern
The accompanying consolidated financial statements are prepared in accordance with GAAP applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
The Company has incurred net losses since its inception and anticipates net losses for the near future. As of June 30, 2023, the Company was not in compliance with all applicable covenants in agreements governing its debt, resulting in events of default. Additionally, based on the Company’s expected financial performance for the twelve-month period subsequent to the filing of the June 30, 2023 Form
10-Q,
the Company expects that it will not be in compliance with a financial covenant under the Revolving Credit Facility, which would result in an event of default. Such event allows the lender to accelerate the maturity of the debt under the Revolving Credit Facility which carries a balance of $73.7 million as of June 30, 2023. Further, our independent auditor included an explanatory paragraph regarding our ability to continue as a “going concern” in its report on our financial statements for the year ended December 31, 2022 (as included in our Form
10-K), which
constitutes an event of default under our Revolving Credit Facility. The Revolving Credit Facility also requires the Company to initiate an equity raise in order to achieve a fixed charge coverage ratio (“FCCR”) of 1.4 to 1.0 as of June 30, 2023. The Company does not currently have sufficient cash on hand, liquidity or projected future cash flows to repay these outstanding amounts upon an event of default. These conditions and events raise substantial doubt about the Company’s ability to continue as a going concern.
In response to these conditions, management’s plans include utilizing proceeds from the pending merger with Fifth Wall Acquisition Corporation III to pay-down
a portion of the outstanding balance on the Revolving Credit Facility, which will result in reduced interest cost and an improved FCCR.
Additional plans include the following:

1.
Capitalizing on recent business development initiatives that we anticipate will improve total revenues through increased utilization of our parking assets and in many cases at higher average ticket rates.

2.	Management is budgeting reduced overhead costs in 2023 through the reduction or elimination of certain controllable expenses.

3.	We are pursuing further amendments and/or extensions with respect to the Revolving Credit Facility, including waivers of noncompliance with covenants.
However, there can be no assurance that we will be successful in completing any of these options. As a result, management’s plans cannot be considered probable and thus does not alleviate substantial doubt about our ability to continue as a going concern.
The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts of liabilities that might result from the outcome of this uncertainty.
Consolidation
The consolidated financial statements include the accounts of the Company, the Operating Partnership, each of their wholly owned subsidiaries, and all other entities in which the Company has a controlling financial interest. For entities that meet the definition of a variable interest entity (“VIE”), the Company consolidates those entities when the Company is the primary beneficiary of the entity. The Company is determined to be the primary beneficiary when it possesses both the power to direct activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The Company continually evaluates whether it qualifies as the primary beneficiary and reconsiders its determination of whether an entity is a VIE upon reconsideration events. All intercompany activity is eliminated in consolidation.

Noncontrolling interests on our Consolidated Balance Sheets represent the portion of equity that we do not own in the entities we consolidate. Net income or loss attributable to non-controlling
interest in our Consolidated Statements of Operations represents our partners’ share of net income or loss that is generally allocated on a pro-rata
basis based on ownership percentage.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management makes significant estimates regarding asset impairment and purchase price allocations to record investments in real estate, as applicable.
Concentration
The Company had fifteen and fourteen parking tenant-operators during the six months ended June 30, 2023 and 2022, respectively. One tenant/operator, SP + Corporation (Nasdaq: SP) (“SP+”), represented 61.0% and 59.4% of the Company’s revenue, excluding commercial revenue, for the six months ended June 30, 2023 and 2022, respectively. Premier Parking Service, LLC represented 12.4% and 13.3% of the Company’s revenue, excluding commercial revenue, for the six months ended June 30, 2023 and 2022, respectively.
In addition, the Company had concentrations in Cincinnati (19.2%), Detroit (12.5%), Chicago (8.7%), and Houston (7.8%) based on gross book value of real estate as of June 30, 2023 and December 31, 2022.
As of June 30, 2023 and December 31, 2022, 57.6% and 59.2% of the Company’s outstanding accounts receivable balance, respectively, was with SP+.
Acquisitions
All assets acquired and liabilities assumed in an acquisition of real estate accounted for as a business combination are measured at their acquisition date fair values. For acquisitions of real estate accounted for as an asset acquisition, the fair value of consideration transferred by the Company (including transaction costs) is allocated to all assets acquired and liabilities assumed on a relative fair value basis.
In making estimates of fair values for purposes of allocating purchase price, the Company will utilize several sources, including independent third-party valuations that may be obtained in connection with the acquisition or financing of the respective property and other market data. The Company will also consider information obtained about each property as a result of the Company’s pre-acquisition
due diligence, as well as subsequent marketing and leasing activities, in estimating the fair value of the tangible and intangible assets acquired and intangible liabilities assumed.
The Company allocates the purchase price of acquired properties to tangible and identifiable intangible assets acquired based on their relative fair values. Tangible assets include land, land improvements, buildings, fixtures and tenant improvements on an as-if
vacant basis. The Company utilizes various estimates, processes and information to determine the as-if
vacant property value. Estimates of value are made using customary methods, including data from appraisals, comparable sales, discounted cash flow analysis and other methods. Amounts allocated to land, land improvements, buildings and fixtures are based on valuations performed by independent third parties or on the Company’s analysis of comparable properties in the Company’s portfolio. Identifiable intangible assets include amounts allocated to acquire leases for above- and below-market lease rates, the value of in-place
leases, and the value of customer relationships, as applicable. The aggregate value of intangible assets related to in-place
leases is primarily the difference between the property valued with existing in-place
leases adjusted to market rental rates and the property valued as if vacant. Factors considered by the Company in its analysis of the
in-place
lease intangibles include an estimate of carrying costs during the expected lease-up
period for each property, considering current market conditions and costs to execute similar leases. In estimating carrying costs, the Company will include real estate taxes, insurance and other operating expenses and estimates of lost rentals at market rates during the expected lease-up
period. Estimates of costs to execute similar leases including leasing commissions, legal and other related expenses are also utilized.
The value of lease intangibles is amortized to depreciation and amortization expense in our Consolidated Statements of Operations over the remaining term of the respective lease. If a tenant terminates its lease with us, the unamortized portion of any lease intangible is recognized over the shortened lease term.
Impairment of Long-Lived Assets and Indefinite-Lived Intangible Assets
We periodically evaluate our long-lived assets, primarily investments in real estate, for indicators of impairment. When circumstances indicate the carrying value of a property may not be recoverable, the Company reviews the assets for potential impairment. This review is based on an estimate of the future undiscounted cash flows, excluding interest charges, expected to result from the property’s use and eventual disposition. These estimates consider factors such as expected future operating income, market and other applicable trends and residual value, as well as the effects of leasing demand, competition and other factors. If impairment exists, due to the inability to recover the carrying value of a property through future undiscounted cash flows, we recognize an impairment loss to the extent that the carrying value exceeds the estimated fair value of the property.
When we determine that a property should be classified as held for sale, we recognize an impairment loss to the extent the property’s carrying value exceeds its fair value less estimated cost to dispose of the asset.
At least annually, we review indefinite-lived intangible assets for indicators of impairment. We first evaluate qualitative factors to determine if it is more likely than not that the carrying value of an indefinite-lived intangible asset exceeds its estimated fair value. Such qualitative factors include the impact of macroeconomic conditions, changes in the industry or market, cost factors, and financial performance. If we then conclude that impairment exists, we will recognize a charge to earnings representing the difference between the carrying amount and the estimated fair value of the indefinite-lived intangible asset.
Immaterial Correction
During the year ended December 31, 2022, the Company identified certain errors impacting our first and second quarter filings of 2022. A summary of such errors is outlined in the table below and includes errors related to the cut-off
and classification of accruals, cash, prepaids and expenses, accounting and record keeping for tenant billings and deposits, accounting related to interest expense, elimination of intercompany receivables and payables, and corrections related to the calculation of noncontrolling interest.

	As of June 30, 2022
	As reported	Adjustments	As Corrected
	(in thousands)
Consolidated Balance Sheet:
Buildings and improvements	$271,046	$(156)	$270,890
Fixed assets, net	296	(81)	215
Cash	8,623	(441)	8,182
Cash – restricted	5,357	226	5,583
Prepaid expenses	544	(138)	406
Accounts receivable	2,494	(291)	2,203
Due from related parties	—	156	156
Other assets	121	(127)	(6)
Notes payable, net	150,299	(37)	150,262
Revolving Credit Facility, net	72,106	290	72,396
Accounts payable and accrued liabilities	18,530	(856)	17,674
Security Deposit	185	(46)	139
Deferred revenue	101	(35)	66
Accumulated deficit	(104,541)	(305)	(104,846)
Non-controlling interest	102,986	(352)	102,634

	Three Months Ended June 30, 2022			Six Months Ended June 30, 2022
	As reported	Adjustments	As Corrected	As reported	Adjustments	As Corrected
	(in thousands, except per share data)			(in thousands, except per share data)
Consolidated Statement of Operations:
Base rent income	$2,122	$(120)	$2,002	$4,173	$(120)	$4,053
Management agreement	427	(427)	—	427	(114)	313
Percentage rent	4,856	175	5,031	9,185	271	9,456
Property taxes	1,844	(105)	1,739	3,680	(105)	3,575
Property operating expense	731	(33)	698	1,568	(96)	1,472
General and administrative	1,882	(44)	1,838	3,388	(44)	3,344
Professional fees	532	(38)	494	1,562	(387)	1,175
Organizational, offering and other costs	1,567	309	1,876	2,525	197	2,722
Depreciation and amortization	2,021	43	2,064	3,988	43	4,031
Interest expense	(3,168)	(198)	(3,366)	(5,707)	(250)	(5,957)
Other income	15	46	61	30	46	76
Net loss	(3,997)	(656)	(4,653)	(8,275)	225	(8,050)
Net income attributable to non-controlling interest	(2,311)	(352)	(2,663)	(4,783)	126	(4,657)
Net loss attributable to Mobile Infrastructure Corporation’s common stockholders	(2,436)	(304)	(2,740)	(4,992)	99	(4,893)
Net loss per share attributable to Mobile Infrastructure Corporation’s common stockholders — basic and diluted	$(0.31)	$(0.04)	$(0.35)	$(0.64)	$0.01	$(0.63)

Reportable Segments
Our principal business is the ownership and operation of parking facilities. We do not distingu ish o
ur principal business, or group our operations, by geography or size for purposes of measuring performance. Accordingly, we have presented our results as a single reportable segment.
Equity Compensation
Equity compensation is based on the grant date fair value of the equity awards and is recognized as general and administrative expense in our Consolidated Statement of Operations over the requisite service or performance period. Forfeitures are recognized as incurred. Certain equity awards are subject to vesting based upon the satisfaction of various service, market, or performance conditions.

Note B

—
 Summary of Significant Accounting Policies
Basis of Accounting
The consolidated financial statements of the Company are prepared on the accrual basis of accounting and in accordance with principles generally accepted in the United States of America (“GAAP”) for financial information as contained in the FASB ASC, and in conjunction with rules and regulations of the SEC. In the opinion of management, all normal recurring adjustments considered necessary to give a fair presentation of operating results for the periods presented have been included. Certain prior period amounts have been reclassified to conform to the current period presentation.
Going Concern
The accompanying consolidated financial statements are prepared in accordance with GAAP applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
The Company has incurred net losses since its inception and anticipates net losses for the near future. As of December 31, 2022, the Company was not in compliance with all applicable covenants in agreements governing its debt, resulting in events of default. Additionally, based on the Company’s expected financial performance for the twelve-month period subsequent to the filing of the December 31, 2022 Form

10-K,

the Company expects that it will not be in compliance with a financial covenant under the Revolving Credit Facility, which would result in another event of default. Such event allows the lender to accelerate the maturity of the debt under the Revolving Credit Facility which carries a balance of $73.7 million as of December 31, 2022. Further, our independent auditor has included an explanatory paragraph regarding our ability to continue as a “going concern” in its report on our financial statements for the year ending December 31, 2022, which constitutes an event of default under our Revolving Credit Facility at the time our financial statements for the year ending December 31, 2022 are filed. The Revolving Credit Facility also requires the Company to initiate an equity raise in order to achieve a fixed charge coverage ratio (“FCCR”) of 1.4 to
1.0
as of March, 31, 2023. The Company does not currently have sufficient cash on hand, liquidity or projected future cash flows to repay these outstanding amounts upon an event of default. These conditions and events raise substantial doubt about the Company’s ability to continue as a going concern.
In response to these conditions, management’s plans include the following:

1.
Capitalizing on recent business development initiatives that we anticipate will improve total revenues through increased utilization of our parking assets and in many cases at higher average ticket rates.

2.	Management is budgeting reduced overhead costs in 2023 through the reduction or elimination of certain controllable expenses.

3.	We are pursuing further amendments and/or extensions with respect to the Revolving Credit Facility, including waivers of noncompliance with covenants.

4.	We have initiated equity raise or liquidity events, including the proposed merger with Fifth Wall Acquisition Corporation III.
However, there can be no assurance that we will be successful in completing any of these options. As a result, management’s plans cannot be considered probable and thus does not alleviate substantial doubt about our ability to continue as a going concern.
The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts of liabilities that might result from the outcome of this uncertainty.
Consolidation
The consolidated financial statements include the accounts of the Company, the Operating Partnership, each of their wholly owned subsidiaries, and all other entities in which the Company has a controlling financial interest. For entities that meet the definition of a variable interest entity (“VIE”), the Company consolidates those entities when the Company is the primary beneficiary of the entity. The Company is determined to be the primary beneficiary when it possesses both the power to direct activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The Company continually evaluates whether it qualifies as the primary beneficiary and reconsiders its determination of whether an entity is a VIE upon reconsideration events. All intercompany activity is eliminated in consolidation.
Noncontrolling interests on our Consolidated Balance Sheets represent the portion of equity that we do not own in the entities we consolidate. Net income or loss attributable to non-controlling

interest in our Consolidated Statements of Operations represents our partners’ share of net income or loss that is generally allocated on a pro-rata

basis based on ownership percentage.
Equity investments in which the Company exercises significant influence but does not control and is not the primary beneficiary are accounted for using the equity method. The Company’s share of its equity method investees’ earnings or losses is included in other income in the accompanying Consolidated Statements of Operations.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management makes significant estimates regarding asset impairment and purchase price allocations to record investments in real estate, as applicable.

Concentration
The Company had fifteen and fourteen parking operators during the years ended December 31, 2022 and 2021, respectively. One tenant/operator, SP + Corporation (Nasdaq: SP) (“SP+”), represented 60.5% of the Company’s revenue, excluding commercial revenue, for both the years ended December 31, 2022 and 2021. Premier Parking Service, LLC represented 12.4% and 12.6% of the Company’s revenue, excluding commercial revenue, for the years ended December 31, 2022 and 2021, respectively.
In addition, the Company had concentrations in Cincinnati (19.2% and 20.8%), Detroit (12.5% and 13.8%), Chicago (8.7% and 9.5%), and Houston (7.8% and 8.5%) based on gross book value of real estate as of December 31, 2022 and 2021, respectively.
As of December 31, 2022 and 2021, 59.2% and 52.2% of the Company’s outstanding accounts receivable balance, respectively, was with SP+.
Acquisitions
All assets acquired and liabilities assumed in an acquisition of real estate accounted for as a business combination are measured at their acquisition date fair values. For acquisitions of real estate accounted for as an asset acquisition, the fair value of consideration transferred by the Company (including transaction costs) is allocated to all assets acquired and liabilities assumed on a relative fair value basis.
In making estimates of fair values for purposes of allocating purchase price, the Company will utilize several sources, including independent third-party valuations that may be obtained in connection with the acquisition or financing of the respective property and other market data. The Company will also consider information obtained about each property as a result of the Company’s pre-acquisition

due diligence, as well as subsequent marketing and leasing activities, in estimating the fair value of the tangible and intangible assets acquired and intangible liabilities assumed.
The Company allocates the purchase price of acquired properties to tangible and identifiable intangible assets acquired based on their relative fair values. Tangible assets include land, land improvements, buildings, fixtures and tenant improvements on an as-if
vacant basis. The Company utilizes various estimates, processes and information to determine the as-if
vacant property value. Estimates of value are made using customary methods, including data from appraisals, comparable sales, discounted cash flow analysis and other methods. Amounts allocated to land, land improvements, buildings and fixtures are based on valuations performed by independent third parties or on the Company’s analysis of comparable properties in the Company’s portfolio. Identifiable intangible assets include amounts allocated to acquire leases for above- and below-market lease rates, the value of in-place
leases, and the value of customer relationships, as applicable. The aggregate value of intangible assets related to in-place
leases is primarily the difference between the property valued with existing in-place
leases adjusted to market rental rates and the property valued as if vacant. Factors considered by the Company in its analysis of the in-place
lease intangibles include an estimate of carrying costs during the expected lease-up
period for each property, considering current market conditions and costs to execute similar leases. In estimating carrying costs, the Company will include real estate taxes, insurance and other operating expenses and estimates of lost rentals at market rates during the expected lease-up
period. Estimates of costs to execute similar leases including leasing commissions, legal and other related expenses are also utilized.
The value of lease intangibles is amortized to depreciation and amortization expense in our Consolidated Statements of Operations over the remaining term of the respective lease. If a tenant terminates its lease with us, the unamortized portion of any lease intangible is recognized over the shortened lease term.

Impairment of Long-Lived Assets and Indefinite-Lived Intangible Assets
We periodically evaluate our long-lived assets, primarily investments in real estate, for indicators of impairment. When circumstances indicate the carrying value of a property may

not

be recoverable, the Company reviews the assets for potential impairment. This review is based on an estimate of the future undiscounted cash flows, excluding interest charges, expected to result from the property’s use and eventual disposition. These estimates consider factors such as expected future operating income, market and other applicable trends and residual value, as well as the effects of leasing demand, competition and other factors. If impairment exists, due to the inability to recover the carrying value of a property through future undiscounted cash flows, we recognize an impairment loss to the extent that the carrying value exceeds the estimated fair value of the property.
When we determine that a property should be classified as held for sale, we recognize an impairment loss to the extent the property’s carrying value exceeds its fair value less estimated cost to dispose of the asset.
At least annually, we review indefinite-lived intangible assets for indicators of impairment. We first evaluate qualitative factors to determine if it is more likely than not that the carrying value of an indefinite-lived intangible asset exceeds its estimated fair value. Such qualitative factors include the impact of macroeconomic conditions, changes in the industry or market, cost factors, and financial performance. If we then conclude that impairment exists, we will recognize a charge to earnings representing the difference between the carrying amount and the estimated fair value of the indefinite-lived intangible asset.
Cash
The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash equivalents may include cash and short-term investments. Short-term investments are stated at cost, which approximates fair value and may consist of investments in money market accounts and money market funds. From time to time, the cash and cash equivalent balances at one or more of our financial institutions may exceed the Federal Depository Insurance Corporation coverage.
Balances of cash and cash equivalents held at financial institutions may, at times, be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit. The Company mitigates credit risk by placing cash and cash equivalents with major financial institutions.
Restricted Cash
Restricted cash primarily consists of escrowed tenant improvement funds, real estate taxes, capital improvement funds, insurance premiums and other amounts required to be escrowed pursuant to loan agreements.
Leases
The majority of the Company’s revenue is rental income derived from leases of our real estate assets. We account for our leases in accordance with ASC Topic 842, Leases (“ASC 842”). The majority of the Company’s leases are structured such that tenants pay base rent and percentage rent in an amount equal to a designated percentage of the amount by which gross revenues at the property during any lease year exceed a negotiated base amount; tenants are also financially responsible for all, or substantially all, property-level operating and maintenance expenses, subject to certain exceptions. The Company negotiates base rent, percentage rent and the base amount used in the calculation of percentage rent with the applicable tenant based on economic factors applicable to the particular parking facility and geographic market. In general, the Company expects that the rent received from tenants will constitute the majority of the gross receipts generated at such parking facility above the applicable negotiated threshold.

A lease is determined to be an operating, sales-type, or direct financing lease using the criteria established in ASC 842. Leases will be considered either sales-type or direct financing leases if any of the following criteria are met:

•	if the lease transfers ownership of the underlying asset to the lessee by the end of the term;

•	if the lease grants the lessee an option to purchase the underlying asset that is reasonably certain to be exercised;

•	if the lease term is for the major part of the remaining economic life of the underlying asset; or

•	if the present value of the sum of the lease payments and any residual value guaranteed by the lessee equals or exceeds substantially all of the fair value of the underlying asset.
If none of the criteria listed above are met, the lease is classified as an operating lease. Currently, all of the Company’s leases are classified as operating leases.
Certain of our lease agreements provide for tenant reimbursements of property taxes and other operating expenses that are variable depending upon the applicable expenses incurred. These reimbursements are accrued as base rental income in our Consolidated Statements of Operations in the period in which the applicable expenses are incurred. Certain assumptions and judgments are made in estimating the reimbursements at the end of each reporting period. The Company does not expect the actual results to materially differ from the estimated reimbursements.
Lease receivables are reviewed each reporting period to determine whether or not it is probable that we will realize substantially all lease payments from our tenants. If it is not probable substantially all of the remaining lease payments from a tenant will be collected, we will recognize a charge to rental income for any accrued rent receivables, including straight-line receivables. Future rental income for that tenant will then be recognized on a cash basis, including any amounts relating to tenant reimbursement of expenses. Recording lease income on an accrual basis will resume for tenants once the Company believes the collection of rent for the remaining lease term is probable, which will generally be after a period of regular payments. Additionally, the Company records a general reserve based on a review of operating lease receivables at a company level to ensure they are properly valued based on analysis of historical bad debt, outstanding balances, and the current economic climate. As of December 31, 2022 and 2021, the reserve in accounts receivable for uncollectible amounts was $0.1 million.
Revenue Recognition
In 2020, as a result of the
COVID-19
pandemic, the Company transitioned certain leases to management contracts. Under these contracts, the operator managed our real estate assets on our behalf and paid operating expenses from gross parking revenues. The operator was then required to remit an agreed upon percentage of the remainder to the Company. These management contracts were accounted for in accordance with ASC Topic 606,
Revenue from Contracts with Customers
and revenues associated with these management contracts are recorded as management income in the Consolidated Statements of Operations. During the course of 2021, the Company reverted all management contracts back to leases. There were no management contracts in effect after January 1, 2022 and all management income recognized during 2022 represents collections from operators subsequent to the termination of our management contract.
Investments in Real Estate
Investments in real estate are recorded at cost. Improvements and replacements are capitalized when they extend the useful life of the asset. Costs of repairs and maintenance are expensed as incurred. Depreciation is recognized on a straight-line method over the estimated useful lives of each asset type. We periodically assess the reasonableness of useful lives which generally have the following lives, by asset class: up to 40 years for buildings, 15 years for land improvements, five years for fixtures and the shorter of the useful life or the remaining lease term for tenant improvements and leasehold interests, generally one to 20 years.

Stock-Based Compensation
Stock-based compensation for equity awards is based on the grant date fair value of the equity awards and is recognized as general and administrative expense in our Consolidated Statement of Operations over the requisite service or performance period. Forfeitures are recognized as incurred. Certain equity awards are subject to vesting based upon the satisfaction of various service, market, or performance conditions.
Income Taxes
Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and net operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when management determines that it is more likely than not that all or some portion of the deferred tax asset will not be realized. A full valuation allowance has been recorded for deferred tax assets due to the Company’s history of taxable losses.
The Company uses a

two-step

approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolutions of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more likely than not of being realized upon ultimate settlement. The Company believes that its income tax filing positions and deductions would be sustained upon examination; thus, the Company has not recorded any uncertain tax positions as of December 31, 2022 and 2021.
Reportable Segments
Our principal business is the ownership and operation of parking facilities. We do not distinguish our principal business, or group our operations, by geography or size for purposes of measuring performance. Accordingly, we have presented our results as a single reportable segment.